Label	Element	Value
Global Beta Momentum-Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global Beta Momentum-Growth ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Global Beta Momentum-Growth ETF (Ticker: GBGR)
(the “Fund”),
a series of Global Beta ETF Trust

Supplement dated September 18, 2020 to the Fund’s currently effective
Prospectus, as supplemented

Important Notice To Investors
The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.
The following information replaces in its entirety the first paragraph of the section of the Fund’s Prospectus entitled “Principal Investment Strategies”:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to track the performance (before fees and expenses) of the Target Index. The Target Index initially selects equity securities of U.S. companies from the S&P 500, excluding securities in the highest 5% of the S&P 500 based on price to forward earnings. The Target Index then selects the highest 100 securities from the resulting universe based on their year-over-year revenue growth rate, as measured by their most recently reported quarterly revenue as compared to the quarterly revenue reported four quarters ago (e.g., 2020 Q1 revenue as compared to 2019 Q1 revenue). The constituent securities of the Target Index are weighted based on free-float market capitalization, with each individual index constituent capped at 10% at each quarterly rebalance. In addition, index constituents from the energy sector, as classified by the Global Industry Classification Standard (GICS®), are capped at 3% in the aggregate in the Target Index at each quarterly rebalance when the price of crude oil, as defined by Crude Oil WTI futures (ticker: CL00), is below its 30 day moving average. As of September 18, 2020, the Target Index is comprised of 100 securities. The S&P 500 is an investable benchmark for the large-cap segment of the U.S. equity market (including real estate investment trusts (“REITs”)). As of June 30, 2020, the S&P 500 was comprised of 505 U.S. securities with capitalizations ranging from $1.86 billion to $1.58 trillion. REITs are companies that own or finance income-producing real estate.
Supplement Closing [Text Block]	ck0001774739_SupplementClosingTextBlock	Investors should retain this supplement for future reference.
Global Beta Momentum-Growth ETF | Global Beta Momentum-Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GBGR